Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Net of credit loss allowance		$ 19,388	$ 23,067
Net of credit loss allowance		$ 8,530	$ 5,839
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.2	$ 0.2
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	2,415,472	1,526,113
Ordinary shares, shares outstanding (in Shares)	[1]	2,415,472	1,526,113
Management shares, par value (in Dollars per share)		$ 0.2	$ 0.2
Management shares, share issued (in Shares)		100	100
Management shares, share outstanding (in Shares)		100	100

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025